STOCK CAPITAL (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount of shares, Outstanding at beginning of period	11,001,378	9,735,508
Amount of shares, Issued	794,423	1,265,870
Amount of shares, Outstanding at end of period	11,795,801	11,001,378
Weighted average issue price, Outstanding at beginning of period	$ 0.27	$ 0.25
Weighted average issue price, Issued	$ 0.26	$ 0.41
Weighted average issue price, Outstanding at end of period	$ 0.27	$ 0.27